STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	PREFERRED SHARES [Member]	COMMON SHARES [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	ACCUMULATED (DEFICIT) [Member]
Balance at Mar. 27, 2012
Balance, shares at Mar. 27, 2012
Issuance of shares for services, related party, transaction one	5,325		5,325
Issuance of shares for services, related party, transaction one, shares			5,325,000
Issuance of shares for services, transaction one	195		195
Issuance of shares for services, transaction one, shares			195,000
Issuance of shares for services, transaction two	2,600		260	2,340
Issuance of shares for services, transaction two, shares			260,000
Issuance of shares for property, transaction one	1,400,000		700	1,399,300
Issuance of shares for property, transaction one, shares			700,000
Sale of shares for cash, transaction one	26,937		2,700	24,237
Sale of shares for cash, transaction one, shares			2,700,399
Sale of shares for cash, transaction two	112			112
Sale of shares for cash, transaction two, shares			225
Sale of shares for cash, transaction three	1,505,051		1,505	1,503,546
Sale of shares for cash, transaction three, shares			1,505,051
Sale of shares for cash, transaction four	118,418		53	118,365
Sale of shares for cash, transaction four, shares			52,630
Sale of shares for cash, transaction five	183,102		61	183,041
Sale of shares for cash, transaction five, shares			61,034
Net (loss) for the period	(981,287)				(981,287)
Balance at Dec. 31, 2012	2,260,453		10,799	3,230,941	(981,287)
Balance, shares at Dec. 31, 2012			10,799,339
Issuance of shares for services, related party, transaction one	2,200		25	2,175
Issuance of shares for services, related party, transaction one, shares			25,000
Issuance of shares for services, transaction one	39,160		445	38,715
Issuance of shares for services, transaction one, shares			445,000
Sale of shares for cash, transaction one	400		40	360
Sale of shares for cash, transaction one, shares			40,000
Sale of shares for cash, transaction two	150,002		100	149,902
Sale of shares for cash, transaction two, shares			100,001
Sale of shares for cash, transaction three	50,000		25	49,975
Sale of shares for cash, transaction three, shares			25,000
Sale of shares for cash, transaction four	2,200,041		734	2,199,307
Sale of shares for cash, transaction four, shares			733,355
Correction of prior issuance of shares			(123)	123
Correction of prior issuance of shares, shares			(122,884)
Repurchase of shares, transaction one	(825,000)		(275)	(824,725)
Repurchase of shares, transaction one, shares			(275,000)
Repurchase of shares, transaction two	(150,000)		(100)	(149,900)
Repurchase of shares, transaction two, shares			(100,000)
Retirement of shares to settle claims	(22,000)		(250)	(21,750)
Retirement of shares to settle claims, shares			(250,000)
Net (loss) for the period	(791,861)				(791,861)
Balance at Jun. 30, 2013	$ 2,913,395		$ 11,420	$ 4,675,123	$ (1,773,148)
Balance, shares at Jun. 30, 2013			11,419,811